Summary of Significant Accounting Policies Change in Accounting Policy (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income (loss) before provision for (benefit from) income taxes	$ 37	$ 40	$ 35	$ 47	$ (51)	$ 594	$ 75	$ 60	$ 159	$ 678	$ (125)
Net Income (Loss) Available to Common Stockholders, Basic	4	$ 3	$ 2	$ 5	(56)	$ 370	$ 46	$ 37	14	397	(76)
Stockholders' Equity Attributable to Parent	2,111				2,106				2,111	2,106	1,385
Scenario, Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Income (loss) before provision for (benefit from) income taxes									144	755	(136)
Net Income (Loss) Available to Common Stockholders, Basic									9	448	(83)
Stockholders' Equity Attributable to Parent	$ 2,069				$ 2,069				$ 2,069	$ 2,069	$ 1,328